ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 6. ACCRUED LIABILITIES

As of September 30, 2024 and December 31, 2023, the accrued liabilities of the Company consisted of the following:

	September 30, 2024	December 31, 2023
Product development	$112,346	$139,981
Accrued salaries, wages, and bonuses	8,736	8,889
Professional fees	114,068	584,810
Accrued restructuring costs (see Note 9)	—	301,645
Accrued franchise taxes	—	22,318
Patent costs	18,000	18,000
Total accrued expenses	$253,150	$1,075,643

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6. ACCRUED LIABILITIES

As of December 31, 2023 and December 31, 2022, the accrued liabilities of the Company consisted of the following:

	December 31, 2023	December 31, 2022
Product development	$139,981	$195,104
Accrued salaries, wages, and bonuses	8,889	1,175,963
Professional fees	584,810	83,255
Accrued restructuring costs	301,645	—
Accrued franchise taxes	22,318	—
Patent costs	18,000	251,333
Total accrued expenses	$1,075,643	$1,705,655